Revenue and Expenses - Other Expenses (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of transactions between related parties [line items]
Leases included in Other expenses	€ 1,071		€ 1,069	€ 1,076
Advertising	1,029		1,211	1,256
Other external services	10,398		10,445	10,436
Taxes other than income tax	365		1,285	1,136
Change in trade provisions	748		863	799
Losses on disposal of fixed assets and changes in provisions for fixed assets	35		44	71
Goodwill impairment (Note 7)	350		0	215
Other operating expenses	403		509	352
Total	14,399		€ 15,426	€ 15,341
Increase (reduction) to tax expense due to decisions with tax authorities	(789)	R$ (3,386)
Gains (Losses) in fair value of equity instruments
Disclosure of transactions between related parties [line items]
Other operating expenses	3
Impairment of trade receivables measured at fair value through OCI
Disclosure of transactions between related parties [line items]
Other operating expenses	€ 46